Current Assets - Prepayments - Summary of Current Assets Prepayments (Details) - USD ($)	Dec. 31, 2021	Jun. 30, 2021
Current prepayments [abstract]
R&D Contract Research Organization	$ 14,661,943	$ 12,551,398
Insurance	2,649,328	1,820,059
Other prepayments	27,663	14,698
Total current prepayments	$ 17,338,934	$ 14,386,155